Advances for vessels under construction and acquisition of vessels (Tables)	6 Months Ended
Jun. 30, 2016
Advances for vessels under construction and acquisition of vessels [Abstract]
Advances for vessels under construction and acquisition of vessels
	December 31, 2015	June 30, 2016

Pre-delivery Yard installments and Fair value adjustment	$65,009	$26,054
Bareboat capital leases - upfront hire & handling fees	54,428	25,272
Capitalized interest and finance costs	6,301	3,552
Other capitalized costs	2,172	1,014
Total	$127,910	$55,892